Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of Compensation Based Stock Option Activity

Compensation based stock option activity for qualified and unqualified stock options are summarized as follows:

		Weighted
For the three months ended March 31, 2021		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	3,941,301	$0.78
Outstanding at March 31, 2021	3,941,301	$0.78

For the year ended December 31, 2020

		Weighted
		Average
	Shares	Exercise Price
Outstanding at January 1, 2020	6,145,044	$0.75
Expired or canceled	(2,203,743)	0.70
Outstanding at December 31, 2020	3,941,301	$0.78

Compensation based stock option activity for qualified and unqualified stock options for the years ended December 31, 2020 and 2019 are summarized as follows:

		Weighted
For the year ended December 31, 2020		Average
	Shares	Exercise Price
Outstanding at January 1, 2020	6,145,044	$0.75
Expired or cancelled	(2,203,743)	0.70
Outstanding at December 31, 2020	3,941,301	$0.78

		Weighted
For the year ended December 31, 2019		Average
	Shares	Exercise Price
Outstanding at January 2019	6,785,617	$0.75
Expired or canceled	(640,573)	0.62
Outstanding at December 31, 2019	6,145,044	$0.75

Schedule of Options to Purchase Shares of Common Stock Outstanding and Exercisable

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at March 31, 2021:

			Weighted-
		Weighted-	Average
	Outstanding	Average	Exercise	Number
Exercise prices	Options	Remaining Life	Price	Exercisable

$0.22	1,750,000	7.22	$0.22	1,750,000
0.38	900,000	5.79	0.38	900,000
0.73	762,500	4.97	0.73	762,500
1.37	150,000	4.30	1.37	150,000
1.43	300,000	4.16	1.43	300,000
11.88	2,359	0.76	11.88	2,359
15.00	75,000	4.16	15.00	75,000
19.80	1,442	0.59	19.80	1,442
	3,941,301	6.05	$0.78	3,941,301

The following table summarizes information about options to purchase shares of the Company’s Common Stock outstanding and exercisable at December 31, 2020:

		Weighted-	Weighted-
		Average	Average
	Outstanding	Remaining Life	Exercise	Number
Exercise prices	Options	In Years	Price	Exercisable

$0.22	1,750,000	7.47	$0.22	1,750,000
0.38	900,000	6.03	0.38	900,000
0.73	762,500	5.22	0.73	762,500
1.37	150,000	4.55	1.37	150,000
1.43	300,000	4.41	1.43	300,000
11.88	2,359	1.00	11.88	2,359
15.00	75,000	4.41	15.00	75,000
19.80	1,442	0.83	19.80	1,442
	3,941,301	6.30	$0.78	3,941,301

Schedule of Warrants Activity

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, as of March 31, 2021 and December 31, 2020 are summarized as follows:

		Weighted-
		Average
	Shares	Exercise Price
Outstanding at January 1, 2021	18,702,500	$0.20
Issued during three months ended March 31, 2021	2,035,000	0.20
Outstanding at March 31, 2021	20,737,500	$0.20

		Weighted-
		Average
For the year ended December 31, 2020	Shares	Exercise Price

Outstanding at January 1, 2020	19,515,787	$0.60
Issued during the year ended December 31, 2020	17,215,000	0.20
Expired or cancelled	(18,028,287)	0.63
Outstanding at December 31, 2020	18,702,500	$0.20

The issuance of warrants to purchase shares of the Company’s Common Stock, including those attributed to debt issuances, for the years ended December 31, 2020 and 2019, respectively are summarized as follows:

		Weighted-
		Average
For the year ended December 31, 2020	Shares	Exercise Price

Outstanding at January 1, 2020	19,515,787	$0.60
Issued during the year ended December 31, 2020	17,215,000	0.20
Expired or cancelled	(18,028,287)	0.63
Outstanding at December 31, 2020	18,702,500	$0.20

		Weighted-
For the year ended December 31, 2019		Average
	Shares	Exercise Price

Outstanding at January 1, 2019	24,380,893	$1.05
Expired or cancelled	(4,865,106)	2.82
Outstanding at December 31, 2019	19,515,787	$0.60

Schedule of Warrants Outstanding and Exercisable

The following table summarizes information about warrants outstanding and exercisable at March 31, 2021:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable

$0.20	1,487,500	2.08	$0.20	1,487,500
0.20	19,250,000	2.15	0.20	19,250,000
	20,737,500	2.15	$0.20	20,737,500

The following table summarizes information about warrants outstanding and exercisable at December 31, 2020:

	Outstanding and exercisable
		Weighted-	Weighted-
		Average	Average
	Number	Remaining Life	Exercise	Number
Exercise Price	Outstanding	in Years	Price	Exercisable

$0.20	1,487,500	2.50	$0.20	1,487,500
0.20	3,465,000	2.75-3.00	0.20	-
0.20	13,750,000	2.50	0.20	13,750,000

	18,702,500	2.50	$0.20	15,237,500

Schedule of Black Scholes Valuation Allowance Model of Warrants
Expected Term	3 years
Expected volatility	140.5%
Risk-free interest rates	1.40%
Dividend yields	0.00%

Expected Term	3 years
Expected volatility	140.5%
Risk-free interest rates	1.40%
Dividend yields	0.00%

Private Placement [Member]
Schedule of Black Scholes Valuation Allowance Model of Warrants
Expected Term	1.5 years
Expected volatility	168.5%-191.9%
Risk-free interest rates	0.13%-0.15%
Dividend yields	0.00%